Condensed Financial Information of the Parent Company - Schedule Of Condensed Statement Of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Total operating expenses	¥ (64,014)	$ (9,281)	¥ (70,562)	¥ (25,737)
Income before income tax expenses	367,057	53,217	450,144	8,247
Net income and total comprehensive income	355,201	51,498	450,144	¥ 8,247
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Total operating expenses	0	0	0
Income before income tax expenses	0	0	0
Net income and total comprehensive income	¥ 0	$ 0	¥ 0